Financial Instruments - Schedule of Book Value of Monetary Assets and Monetary Liabilities Denominated in Foreign Currency (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Schedule of Book Value of Monetary Assets and Monetary Liabilities Denominated in Foreign Currency [Abstract]
Short - term assets	$ 34,445,748	$ 29,629,712
Short - term liabilities	9,986,432	11,472,797
Net monetary asset position in foreign currency	$ 24,459,316	$ 18,156,915
Equivalent in U.S. Dollars (thousands) (in Dollars)			$ 1,192,538	$ 1,074,787